Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Property Plant And Equipment
Balance beginning of period	$ 1,007,617
Depreciation	(15,035)	$ (15,111)
Balance end of period	992,582
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,500
Depreciation	0
Balance end of period	1,167,500
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(159,883)
Depreciation	(15,035)
Balance end of period	(174,918)
Net Book Value
Property Plant And Equipment
Balance beginning of period	1,007,617
Depreciation	(15,035)
Balance end of period	$ 992,582